Segment and Geographic Information and Major Customers - Long-Lived Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,045.2	$ 1,142.3
United States
Segment Reporting Information [Line Items]
Long-lived assets	899.6	998.5
Canada
Segment Reporting Information [Line Items]
Long-lived assets	129.1	125.9
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 16.5	$ 17.9